Geographic and Other Information - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 24,230,124	₩ 23,475,567	₩ 24,336,571
Company A [member]
Disclosure of geographical areas [Line Items]
Sales revenue	10,380,138	8,494,720	7,262,255
Company B [member]
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 4,229,781	₩ 4,501,790	₩ 5,171,354
Top 10 Companies [member]
Disclosure of geographical areas [Line Items]
Percentage of sales revenue	85.00%	80.00%	77.00%